Line of Credit (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Aug. 31, 2013	Oct. 31, 2012	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Oct. 02, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 12,500,000
Line of credit (Note 8)			7,571,223		11,935,830
Line of Credit Facility, Amount Outstanding			564,170	100,000
Line of Credit Facility, Increase, Accrued Interest			13,500,000
Line of Credit Facility, Expiration Date			Apr. 02, 2013
Line of Credit Facility, Interest Rate Description		at a rate of 30-day LIBOR + 6.00%, subject to a minimum rate of 7.50%, annualized for three months, and thereafter to bear interest compounding monthly at a rate of 30-day LIBOR + 6.00%, subject to a minimum rate of 8.50% for the remainder of the initial term
Extension Fee Percentage	1.00%
Extension Fee	$ 75,356
Line of Credit Facility, Interest Rate During Period	10.00%
Additional Extension Fee Percentage	1.00%